F1 Financial risk management	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Risk Management [Abstract]
F1 Financial risk management

F1	Financial risk management

The Company’s financial risk management is governed by a policy approved by the Board of Directors. The Board of Directors is responsible for overseeing the capital structure and financial management of the Company, approving certain matters (such as investments, customer finance commitments, guarantees and borrowing) and setting limits on the exposure to financial risks.

For the Company, a robust financial position with an investment grade rating, low leverage and ample liquidity is deemed important. This provides financial flexibility and independence to operate and manage variations in working capital needs as well as to capitalize on business opportunities.

The Company’s overall capital structure should support the financial targets. The capital structure is managed by balancing equity, debt financing and liquidity in such a way that the Company can secure funding of operations at a reasonable cost of capital. Regular borrowings are complemented with committed credit facilities to give additional flexibility to manage unforeseen funding needs. The Company strives to deliver strong free cash flow.

The Company’s capital objectives are:

–	Strong free cash flow before mergers and acquisition (M&A)
–	Positive net cash position
–	Investment grade rating by Moody’s (Baa3), Standard & Poor’s (BBB-) and Fitch (BBB-).

Capital objectives-related information, SEK billion
	2020	2019
Free cash ﬂow before M&A 1)	22.3	7.6
Positive net cash 1)	41.9	34.5
Credit rating
Fitch	BBB-, stable	BBB-, stable
Standard & Poor’s	BBB-, stable	BB+,positive
Moody´s	Ba1, stable	Ba2,positive

1) For more information about the measures, see Alternative performance measures and Financial terminology.

In June 2020, Moody’s announced that they had changed their Corporate Credit Rating from Ba2 to Ba1 and outlook from positive to stable. In November 2020, Standard & Poor’s (S&P) announced that they have changed their Corporate Credit Rating from BB+ to BBB- and outlook from positive to stable.

The Company has a treasury and customer finance function with the principal role to ensure that appropriate financing is in place through loans and committed credit facilities, actively managing the Company’s liquidity as well as financial assets and liabilities, and managing and controlling financial risk exposures in a manner consistent with underlying business risks and financial policies. It also acquires suitable third-party financing solutions for customers and to minimize recourse to the Company. To the extent that customer loans are not provided directly by banks, the Parent Company provides or guarantees vendor credits. The central function also monitors the exposure from outstanding vendor credits and credit commitments.

The Company classifies financial risks as:

–	Foreign exchange risk
–	Interest rate risk
–	Credit risk
–	Liquidity
–	Refinancing risk
–	Market price risk in own and other equity instruments.

The Board of Directors has established risk limits for defined exposures to foreign exchange and interest rate risks as well as to political risks in certain countries.

For further information about accounting policies, see note A1 “Significant accounting policies.”

Foreign exchange risk

The Company is a global company with sales mainly outside Sweden. Sales and incurred costs are to a large extent denominated in currencies other than SEK and therefore the financial results of the Company are impacted by currency fluctuations. The Company reports the financial statements in SEK. Movements in exchange rates between currencies that affect these statements are impacting the comparability between periods.

Line items, primarily sales, are impacted by translation exposure incurred when converting foreign entities’ financial statements into SEK. Line items and profitability, such as operating income are impacted by transaction exposure incurred when financial assets and liabilities, primarily trade receivables and trade payables, are initially recognized and subsequently remeasured due to change in foreign exchange rates.

The table below presents the net exposure for the largest currencies impact on sales and also net external transaction exposure of these currencies on profitability. The internal transaction exposures will not impact group profitability if all related transactions occur and are recognized in the profit and loss in the same month. Any effect on profit and loss is a function of timing and FX volatility, therefore impossible to predict.

Currency exposure, SEK billion
Exposure currency	Sales translation exposure	Sales transaction exposure	Sales net exposure	Net external transaction exposure 1)	Net internal transaction exposure 2)
USD 3)	76.7	36.4	113.1	(12.3)	39.6
EUR	26.0	9.5	35.5	12.5	(6.4)
CNY	15.3	(0.1)	15.2	3.0	(8.8)
INR	7.0	(0.2)	6.8	0.2	(3.3)
AUD	9.0	(0.5)	8.5	0.2	4.3
JPY	11.8	—	11.8	0.1	9.1
BRL	2.9	—	2.9	1.0	(0.5)
SAR	7.0	1.5	8.5	1.6	2.0
GBP	6.1	(0.7)	5.4	(1.0)	2.2

1) Net external sales and purchases in foreign currency.

2) Internal sales and purchases in foreign currency.

3)

Sales transaction exposure in 2020 includes volume in the cash flow hedge of USD 517 million. Based on the outstanding cash flow hedge volume at year end, the hedged sales volume that will occur in 2021 is USD 200 million.

Translation exposure

Translation exposure relates to sales and cost incurred in foreign entities when converted into SEK upon consolidation. These exposures cannot be addressed by hedging.

Transaction exposure

The Company considers three main aspects of transaction exposure.

a) Transaction risk impacting net sales and operating income Transaction exposure relates to sales and cost incurred in non-reporting currencies in individual group companies. Foreign exchange risk is as far as possible concentrated in Swedish group companies, primarily Ericsson AB, by selling to foreign subsidiaries in either the functional currency of the customers, EUR or USD. This transaction risk can be hedged, although it is only done for material cash inflows or outflows that are highly certain.

The Company has identified certain customer contracts where a fluctuation in the USD/SEK foreign exchange rate would significantly impact net sales and operating income. These contracts are multi-year contracts with highly probable payments at fixed points in time denominated in USD.

The Board of Directors has provided a mandate to the Company to hedge between 0%–100% of this exposure up to three years in advance. This mandate instructs the treasury function to hedge a greater percent of this exposure at more favorable rates while hedging a lower percent of the exposure at less favorable rates according to a defined scale.

Hedge accounting is applied, whereby the Company enters into foreign exchange forward contracts that match the terms of the foreign exchange exposure as closely as possible and designates them as hedging instruments. Hedge ineffectiveness is expected to be minimal but may arise due to differences in timing of the cash flows between the hedged items and the hedging instruments.

b) Transaction exposure in individual balance sheet

According to Company policy, transaction exposure in subsidiaries’ balance sheets (e.g., trade receivables and trade payables that are remeasured due to change in foreign exchange rates) should be fully hedged. Foreign exchange exposures in balance sheet items are hedged through offsetting balances or derivatives. Foreign exchange exposures are managed net, and its effects are presented net within Financial income and expenses. This is not designated as hedge accounting.

Note F1, cont’d.

c) FX execution risk in Ericsson AB (EAB)

As balance sheet hedging is done net on a monthly basis, significant volatility in USD hedge volumes exposes EAB to FX execution risk. In order to spread the FX execution risk over the year, 14% of each of the next six months forecasted sales and purchases in EAB are hedged monthly. The hedged volumes are funded by internal loans from its parent company which are not hedged, therefore the FX impact on revaluation of the loan is recognized in net FX as incurred.

The sensitivity of the FX impact is dependent on changes in foreign exchange rates, forecasts and seasonality. USD is the only currency being hedged. Outstanding loan at year-end was USD 610 million (USD 440 million), with an average balance of USD 751 million over the year. Due to the continued weakening of USD against SEK throughout 2020, this resulted in a net gain on the hedge loan balances of SEK 1.0 b, comprised of realization and revaluation results on these loans contracts of SEK 811 million and SEK 204 million respectively.

Interest rate risk

The Company is exposed to interest rate risk through market value fluctuations in certain balance sheet items and through changes in interest revenues and expenses.

Sensitivity analysis

The Company uses the Value at Risk (VaR) methodology to measure foreign exchange and interest rate risks managed by the treasury function. This statistical method expresses the maximum potential loss that can arise with a certain degree of probability during a certain period of time. For the VaR measurement, the Company has chosen a probability level of 99% and a one-day time horizon. The daily VaR measurement uses market volatilities and correlations based on historical daily data (one year).

The treasury function operates under two mandates. In the liquidity management activity, it has a mandate to deviate from floating interest on net liquidity and take foreign exchange positions up to an aggregated risk of VaR SEK 45 million given a confidence level of 99% and a one-day horizon. The average VaR calculated for 2020 was SEK 21.0 (20.6) million. No VaR limits were exceeded during 2020.

In the asset-liability management activity, the interest rate risk is managed by matching fixed and floating interest rates in interest-bearing balance sheet items. The policy is that the net sensitivity on a one basis point move on interest-bearing assets matching interest-bearing liabilities, taking derivatives into consideration, is less than SEK 10 million. The average exposure during 2020 was SEK 0.5 (1.3) million per basis point shift.

Sensitivity to interest rate increase of 1 basis point, SEK million
	< 3M	3–12M	1–3Y	3–5Y	>5Y	Total
Interest-bearing assets	—	—	(4)	(2)	—	(6)
Interest-bearing liabilities 1)	—	—	2	4	1	7
Derivatives	—	—	—	—	1	1
Total	—	—	(2)	2	2	2

1)	Borrowings are included as they are designated FVTPL.

Outstanding derivatives

Outstanding derivatives
2020	Gross amount recognized	Offset	Net amount presented	Related amounts not offset – collaterals	Net
Currency derivatives 1)
Assets	1,491	(7)	1,484	(1,181)	303
Liabilities	(141)	7	(134)	—	(134)
Interest rate derivatives
Assets	57	(31)	26	—	26
Liabilities	(131)	31	(100)	—	(100)

Outstanding derivatives
2019	Gross amount recognized	Offset	Net amount presented		Related amounts not offset – collaterals	Net
Currency derivatives 1)
Assets	155	(54)	101		—	101
Liabilities	(885)	54	(831)	1)	539	(292)
Interest rate derivatives
Assets	77	(36)	41		—	41
Liabilities	(201)	36	(165)		—	(165)
1)	In 2020, currency derivatives designated as cash flow hedge of SEK 127million are included in Other current assets (SEK 290 million in Other current liabilities).

Cash collaterals under Credit Support Annex (CSA) to ISDA for cross-currency derivatives are recognized as Interest-bearing securities, current or Borrowings, current, respectively.

The Company holds the following currency derivatives designated as hedging instruments:

Foreign exchange forward contracts
2020	< 1 year
Notional Amount (USD millions)	200
Average forward rate (SEK/USD)	8.8238

Hedge ratio is 1:1 and changes in forward rate have been designated as the hedged risk. The change in the fair value of the hedging instrument is compared with the change in fair value of the hedged item, and the lower amount is taken to OCI. If the change in fair value of the hedging instrument is higher, then the excess change in fair value is considered ineffective hedging and recorded in net foreign exchange gains and losses. Upon recognition of the hedged net sales, the cumulative amount in hedging reserve is released in the OCI as a reclassification adjustment and recognized in net sales.

See note E1 “Equity” for movement in the cash flow hedge reserve. No hedge ineffectiveness was recognized in the income statement in 2020.

Credit risk

Credit risk is divided into three categories: credit risk in trade receivables and contract assets, customer finance risk and financial credit risk, see note A1 “Significant accounting policies.”

Credit risk in trade receivables and contract assets

Credit risk in trade receivables and contract assets is governed by a policy applicable to all legal entities in the Company. The purpose of the policy is to:

–	Avoid credit losses through establishing internal standard credit approval routines in all the Company’s legal entities
–	Ensure monitoring and risk mitigation of defaulting accounts, i.e. events of non-payment
–	Ensure efficient credit management within the Company and thereby improve days sales outstanding and cash flow
–	Define escalation path and approval process for customer credit limits.

The credit risk of all customers is regularly assessed. Through credit management system functionality, credit checks are performed every time a sales order or an invoice is generated in the source system. These are based on the credit risk set on the customer. Credit blocks appear if past due receivables are higher than permitted levels. Release of a credit block requires authorization.

Letters of credits are used as a method for securing payments from customers operating in emerging markets, in particular in markets with unstable political and/or economic environments. By having banks confirming the letters of credit, the political and commercial credit risk exposures to the Company are mitigated.

Note F1, cont’d.

Impairment of trade receivables and contract assets

Trade receivables and contract assets are assessed for impairment under a unified model. The Company has determined that credit risk largely depends on both the risk in the country where the customer resides (e.g. ability to make cross border payments) as well as the payment pattern of the customer. Therefore, expected credit losses (ECLs) are calculated using a provision matrix that specifies a fixed rate depending both on the number of days past due and the country risk rating. The country risk ratings depend on the ratings used by all Export Credit Agencies within the OECD. The rates defined in the provision matrix are based on historical loss patterns for that grouping of customers. These rates are adjusted for current conditions as well as management expectations for changes to political risks and payment patterns in the future. The provision rates are higher on high risk countries compared to low risk countries and also higher on amounts that remain unpaid for longer periods of time.

Due to the COVID-19 pandemic, the Company also assessed the wider economic impact in the foreseeable future on the expected credit losses model for trade receivables. This primarily focuses on countries that are more impacted by macro-economic factors such as oil prices, tourism and access to hard currencies, and how those factors may affect the ability of customers to pay in future. Current conditions such as payment patterns and possible deterioration in aging profiles are also considered in the assessment. The conclusion is that there is no material change of risk to the Ericsson Group as a direct result of COVID-19. The Company will continue to perform such analysis on a regular basis to ensure provision matrix is updated accordingly.

Trade receivables and contract assets together amounted to SEK 53,336 (55,240) million as of December 31, 2020. Provisions for expected credit losses on trade receivables and contract assets amounted to SEK 2,518 (2,983) million as of December 31, 2020. The allowance decreased in 2020 due to improvement in cash collection resulting in significant reduction of total past due invoices. The Company’s write-offs have historically been low. During the year SEK 136 (382) million were written off due to the Company having no reasonable expectation of collection. Of these write-offs, SEK 0 (0) million are still subject to enforcement.

Movements in allowances for impairment of trade receivables and contract assets
	2020	2019
Opening balance	2,983	4,123
Decrease in allowance	(118)	(737)
Write-offs	(136)	(382)
Translation difference	(211)	(21)
Closing balance 1)	2,518	2,983

1)	Of which SEK 1 (0) million relates to contract assets.

The distribution of trade receivables and contract assets closely follows the distribution of the Company’s sales, see note B1 “Segment information.” The ten largest customers represented 50% (49%) of the total trade receivables and contract assets in 2020.

Aging analysis of gross values of trade receivables and contracts assets by risk category at December 31, 2020
	Not due	Days past dues				Total
		1-90	91-180	181-360	>360
Country risk: Low	33,620	517	63	105	308	34,613
Country risk: Medium	13,487	1,243	338	346	753	16,167
Country risk: High	3,023	394	223	275	1,159	5,074
Total past due	50,130	2,154	624	726	2,220	55,854

Customer finance credit risk

All major commitments to finance customers are made only after approval in accordance with the work procedure for the Board of Directors and according to the established credit approval process.

Prior to the approval of new facilities reported as customer finance, an internal credit risk assessment is conducted in order to assess the credit rating of each transaction for political and commercial risk. The credit risk analysis is made by using an assessment tool, where the political risk rating is identical to the rating used by all Export Credit Agencies within the OECD. The commercial risk is assessed by analysing a large number of parameters, which may affect the level of the future commercial credit risk exposure. The output from the assessment tool for the credit rating also includes an internal pricing of the risk. This is expressed as a risk margin per annum over funding cost. The reference pricing for political and commercial risk, on which the tool is based, is reviewed using information from Export Credit Agencies and prevailing pricing in the bank loan and bond markets for structured financed deals. The objective is that the internally set risk margin shall reflect the assessed risk and that the pricing is as close as possible to the current market pricing. A reassessment of the credit rating for each customer finance facility is made on a regular basis.

As of December 31, 2020, the total amount payable to the Company under customer finance credits was SEK 5,262 (5,924) million. The carrying value of these assets was SEK 3,137 (3,756) million as of December 31, 2020, which represents the maximum exposure to credit risk on these assets. Customer finance is arranged for infrastructure projects in different geographic markets. As of December 31, 2020, there were a total of 72 (80) customer finance arrangements originated by or guaranteed by the Company. The five largest facilities represented 75% (69%) of the customer finance exposure in 2020. As of December 31, 2020, Middle East and Africa made up 44% (49%) of the outstanding exposure while South East Asia, Oceania and India made up 25% (29%). As of December 31, 2020, the Company also had unutilized customer finance commitments of SEK 26,939 (25,854) million.

Security arrangements for customer finance facilities may include pledges of equipment, pledges of certain assets belonging to the borrower and pledges of shares in the operating company. If available, third-party risk coverage is, as a rule, arranged. “Third-party risk coverage” means that a financial payment guarantee covering the credit risk has been issued by a bank, an export credit agency or an insurance company. All such institutions have been rated at least investment grade. A credit risk transfer under a sub-participation arrangement with a bank can also be arranged. In this case the entire credit risk and the funding is taken care of by the bank for the part that they cover.

Information about financial guarantees related to customer finance is included in note D2 “Contingent liabilities.”

The table below summarizes the Company’s outstanding customer finance as of December 31, 2020 and 2019.

Outstanding customer ﬁnance credit risk exposure 1)
	2020	2019
Fair value of customer ﬁnance credits	3,137	3,756
Financial guarantees for third-parties	5	24
Accrued interest	8	14
Maximum exposure to credit risk	3,150	3,794
Less third-party risk coverage	(95)	(309)
The Company’s risk exposure, less third-party risk coverage	3,055	3,485

1)	This table has been adjusted to show the maximum exposure to credit risk.

Fair value assessment of customer finance credits

Customer finance risk exposures are held at fair value and are classified as Level 3 on the fair value hierarchy. The Credit Asset Management Team within Ericsson Credit AB, reporting to Head of Group Treasury and Customer Finance, has established a process with respect to measurement of fair values. The quarterly credit review uses an internal model to determine a commercial rating for each credit and for calculation of the fair value. The model is based on external credit rating, political/country rating and bank pricing. Regular monitoring of customer behavior is also a part of the internal assessment. Revaluation of customer finance amounted to a net negative impact in the income statement of SEK 66 (804) million in 2020, of which SEK 66 (804) million is related to credits held as of December 31, 2020. This effect is presented within selling and administrative expenses and was mainly related to the Middle East and Africa.

Customer ﬁnance fair value reconciliation
	2020	2019
Opening balance	3,756	2,884
Additions	24,765	29,732
Disposals/repayments	(25,069)	(28,032)
Revaluation	(66)	(804)
Translation difference	(249)	(24)
Closing balance	3,137	3,756
Of which non-current	1,221	2,262

Due to the continued 5G buildout, the demand for customer financing solutions has remained high this year, albeit lower than 2019. Most of such financing has been successfully transferred to banks, hence the balance of customer finance receivables remains low.

Note F1, cont’d.

Financial credit risk

Financial instruments carry an element of risk in that counterparts may be unable to fulfill their payment obligations. This exposure arises in the investments in cash, cash equivalents, interest-bearing securities and from derivative positions with positive unrealized results against banks and other counterparties.

The Company mitigates these risks by investing cash primarily in high rated securities such as treasury bills, government bonds, commercial papers, and mortgage-covered bonds (see Liquidity risk section below). Separate credit limits are assigned to each counterpart in order to minimize risk concentration. All derivative transactions are covered by ISDA netting agreements to reduce the credit risk. For cross-currency swaps a Credit Support Annex (CSA) to ISDA is signed to further reduce the credit risk by exchanging collateral weekly against market value. The Company has also moved some derivative exposures to clearing counterparties with daily settlement of margins.

At December 31, 2020, the credit risk in financial cash instruments was equal to the instruments’ carrying value. The expected credit losses on cash equivalents and interest-bearings securities classified as amortized cost were immaterial. Credit exposure in derivative instruments was SEK 0.3 (0.1) billion.

Liquidity risk

The Company minimizes the liquidity risk by maintaining a sufficient cash position, centralized cash management, investments in highly liquid interest-bearing securities, and by having sufficient committed credit lines in place to meet potential funding needs. For information about contractual obligations, analyzed by contractual maturity, see note D4 “Contractual obligations.” The current cash position is deemed to satisfy all short-term liquidity requirements.

Cash, cash equivalents, interest bearing securities and derivative assets
2020	Rating or equivalent	< 3 M	3–12 M	1–5 Y	>5 Y	Total
Bank deposits		26,829	130	16	—	26,975
Other financial institutions		202	—	—	—	202
Type of issuer:
Governments	AAA	15,000	605	12,483	395	28,483
Corporates	A2/P2	1,960	—	—	—	1,960
Mortgage institutes	AAA	216	3,969	10,240	—	14,425
Derivative assets		189	346	975	—	1,510
		44,396	5,050	23,714	395	73,555

2019	Rating or equivalent	< 3 M	3–12 M	1–5 Y	>5 Y	Total
Bank deposits		35,006	309	1	—	35,316
Other financial institutions		294	—	—	—	294
Type of issuer:
Banks		441	213	—	—	654
Governments	AAA	4,028	1,590	8,361	906	14,885
Corporates	A2/P2	5,305	—	—	—	5,305
Mortgage institutes	AAA	278	3,832	11,088	—	15,198
Other financial institutions	A2	490	50	—	—	540
Derivative assets		4	3	135	—	142
		45,846	5,997	19,585	906	72,334

The instruments are classified as FVTPL or amortized cost. Cash, cash equivalents and interest-bearing securities are mainly held in SEK.

Refinancing risk

Refinancing risk is the risk that the Company is unable to refinance outstanding debt under reasonable terms and conditions, or at all, at a given point in time.

Debt financing is mainly carried out through borrowing in the Swedish and international debt capital markets.

Bank financing is used for certain subsidiary funding and to obtain committed credit facilities.

Funding programs 1)
	Amount	Utilized	Unutilized
Euro Medium-Term Note program (USD million)	5,000	1,577	3,423
SEC Registered program (USD million) 2)		1,000

1)	There are no financial covenants related to these programs.
2)	Program amount indeterminate.

  In November 2020, the Company repaid a bilateral USD 684 million credit facility to the European Investment Bank. In December 2020, the Company refinanced Swedish Export Credit Corporation (SEK) of USD 170 million with a new bond loan of USD 200 million, net increase in funding of USD 30 million. The new facility is set to mature in 2030.

Committed credit facilities
	Amount	Utilized	Unutilized
Multi-currency revolving credit facility (USD million)	2,000	—	2,000
European Investment Bank (EIB) credit facility (EUR million)	250	—	250

Fair valuation of the Company’s financial instruments

The Company’s financial instruments accounted for at fair value generally meet the requirements of level 1 valuation as they are based on quoted prices in active markets for identical assets. For some of the Company’s financial assets and liabilities, especially derivatives, quoted prices are not readily available and fair values are calculated using market inputs such as interest rate quotes and currency rates.

For financial liabilities designated at fair value to profit and loss, the carrying amount reflects the effect in own credit spreads either in quoted prices or quoted Credit Default Swap (CDS) for Investment Grade companies.

Valuation hierarchy

–

Quoted market prices – level 1
Assets and liabilities are classified as level 1 if their value is observable in an active market. Such instruments are valued by reference to unadjusted quoted prices for identical assets or liabilities in active markets where the quoted price is readily available, and the price represents actual and regularly occurring market transactions.

–

Valuation technique using observable inputs – level 2
Assets and liabilities classified as level 2 have been valued using models whose inputs are observable either directly or indirectly. Valuations based on observable inputs include cash equivalents (e.g. discounted papers, term deposits) and interest rate derivatives which are valued using interest rate yield curves. Other market observable inputs include credit spreads and FX forward rates.

Input for base interest rates are quoted fixing rates, interest rates swaps and IBOR rates.

FX derivatives are valued by using observable forward rates, discounted using base interest rate curve. Valuation of foreign exchange options are made using the Black-Scholes formula.

The value of credit risks in derivative contracts are monitored regularly. Derivative credit and debit valuations adjustments are calculated based on outstanding market values and default probabilities from the CDS market, and if effect on valuation is material, shall be included in the fair value of the derivatives.

–	Valuation technique using significant unobservable inputs – level 3

Assets and liabilities are classified as level 3 if their valuation incorporates significant inputs that are not based on observable market data (unobservable inputs). This mainly applies to investment in equity interests whereby valuation input is considered observable if it can be directly observed from transactions in an active market, or if there is compelling external evidence demonstrating an executable exit price. Unobservable input levels are generally determined via reference to observable inputs, historical observations or using other analytical techniques.

Financial instruments carried at amortized cost

Financial instruments, such as some cash equivalents, interest-bearing securities, borrowings and payables, are carried at amortized cost which is deemed to be equal to fair value. When a market price is not readily available and there is insignificant interest rate exposure and credit spreads affecting the value, the carrying value is considered to represent a reasonable estimate of fair value.

Note F1, cont’d.

Financial instruments
	2020					2019
	Amortized	Fair	Fair value hierarchy level			Amortized	Fair	Fair value hierarchy level
	cost	value	Level 1	Level 2	Level 3	cost	value	Level 1	Level 2	Level 3
Assets at fair value through profit or loss
Customer finance	—	3.1	—	—	3.1	—	3.8	—	—	3.8
Interest bearing securities	—	28.1	28.1	—	—	—	26.6	26.6	—	—
Cash equivalents 3)	—	23.6	—	23.6	—	—	23.9	—	23.9	—
Other financial assets 1)	—	1.5	—	—	1.5	—	1.4	0.2	—	1.2
Other current assets 2)	—	1.5	—	1.5	—	—	1.3	—	0.1	1.2
Assets at fair value through OCI
Trade receivable	—	42.1	—	—	42.1	—	43.1	—	—	43.1
Assets at amortized cost
Interest bearing securities	0.4	—	—	—	—	0.5	—	—	—	—
Cash equivalents 3)	3.6	—	—	—	—	3.8	—	—	—	—
Other financial assets	0.5	—	—	—	—	0.2	—	—	—	—
Financial assets	4.5	99.9				4.5	100.1

Financial liabilities at designated FVTPL
Parent Company borrowings	—	(27.2)	(18.9)	(8.3)	—	—	(35.9)	(20.5)	(15.4)	—
Financial liabilities at FVTPL
Other current liabilities	—	(0.2)	—	(0.2)	—	—	(1.0)	—	(1.0)	—
Liabilities at amortized cost
Trade payables	(32.0)	—	—	—	—	(30.4)	—	—	—	—
Borrowings	(2.9)	—	—	—	—	(1.8)	—	—	—	—
Financial liabilities	(34.9)	(27.4)				(32.2)	(36.9)
1)	Other financial assets in Level 3 relate to investment in equity interests which are included in “Other investments in shares and participants” within note F3 “Financial assets, non-current.”

2) Oher current asset in Level 3 at the end of 2019 relates to a financial investment which was fully redeemed in 2020.

3) Total Cash and cash equivalent is SEK 43.6 (45.1) billion, of which SEK 27.2 (27.7) billion relating to Cash equivalents are presented in the table above.

Market price risk in own shares and other listed equity investments

The Company is exposed to fluctuations in its own share price through sharebased compensation for employees and the Board of Directors. Some of the plans are share-settled and some are cash-settled as further disclosed in note A1 “Significant accounting policies”, note G2 “Information regarding members of the Board of Directors and Group management” and note G3 “Share-based compensation.”

Share-based plans for employees

The obligation to deliver shares under the 2018 and 2019 Long-Term Variable compensation programs (LTV)for the Executive Team is covered by holding Ericsson Class B shares as treasury stock. The cash flow exposure is hedged through the holding of Ericsson Class B shares as treasury stock to be sold to generate funds, which also cover social security payments. The obligation to deliver shares under the 2020 LTV program for the Executive Team shall be hedged by the Company entering into an equity swap agreement with a third party, under which the third party shall, in its own name, acquire and transfer Ericsson Class B shares to employees covered by the program. A change in the share price will result in a change in social security charges, which represents a risk to the income statement.

Cash-settled plans to employees and the Board of Directors

In the case of synthetic share programs (a cash-settled program as defined in IFRS 2) to Board members and cash-settled plans to employees, the Company is exposed to risks in relation to own share price, both with regard to compensation expenses and social security charges. The obligations to pay compensation amounts under the synthetic share-based compensations to the Board of Directors and employees are covered by a provision in the balance sheet. For further information about LTV, the cash- settled plans to employees and the synthetic share-based compensations to the Board of Directors, see note G2 “Information regarding members of the Board of Directors and Group management” and note G3 “Share-based compensation.”